Net Loss Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computations of diluted weighted-average shares outstanding	3,849,743	3,250,126	1,892,769
Employee and Non-employee Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computations of diluted weighted-average shares outstanding	3,838,358	3,224,682	1,867,325
Stock Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computations of diluted weighted-average shares outstanding	11,385	25,444	25,444